Leases Payable and Related Obligations - Schedule of Settlement for Leases (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Settlement for Leases [Line Items]
Total	R$ 407,565	R$ 425,784	R$ 362,060
1 year [Member]
Schedule of Settlement for Leases [Line Items]
Total	83,613
2 years [Member]
Schedule of Settlement for Leases [Line Items]
Total	55,902
3 years [Member]
Schedule of Settlement for Leases [Line Items]
Total	43,310
4 years [Member]
Schedule of Settlement for Leases [Line Items]
Total	34,861
5 years [Member]
Schedule of Settlement for Leases [Line Items]
Total	30,420
Above 5 years [Member]
Schedule of Settlement for Leases [Line Items]
Total	R$ 159,459